Employee Benefit Plans (Details) (10-K) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employee benefit plan expense	$ 0.5	$ 0.4	$ 1.2	$ 1.1	$ 0.9